Long-Term Equity Investments (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Long-Term Equity Investments [Line Items]
Additional investment	¥ 20,000
Capital injection amount		¥ 30,000
Equity interest		40.00%
Bottom of range [member]
Long-Term Equity Investments [Line Items]
Company’s registered capital	10,000
Top of range [member]
Long-Term Equity Investments [Line Items]
Company’s registered capital	100,000
Hangzhou Hongxi Business Management Co., Ltd [Member]
Long-Term Equity Investments [Line Items]
Additional investment	¥ 70,000
Hangzhou Tangchuang [Member]
Long-Term Equity Investments [Line Items]
Capital increase the group accounting ratio	30.00%